SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENT NOTE [Text Block]

14. SUBSEQUENT EVENTS

Subsequent to December 31, 2022, 11,500 shares which were purchased in December 2022 were cancelled.

Subsequent to December 31, 2022, the Company announced that it would proceed with a share repurchase plan in 2023. Under the terms of the plan, which commences on March 17, 2023, the Company will be able to repurchase up to 4,000,000 shares.